Contract liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of Contract Liabilities
	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Contract liabilities	$543	$285
Total	$543	$285